Income (Loss) Per Share (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
LOSS PER SHARE OF CLASS A AND CLASS B COMMON STOCK [Abstract] [Abstract]
Schedule of Earnings per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted loss per share of the common stock and the Class A and Class B common stock for the year ended December 31, 2016 (in thousands, except share amounts and per share amounts):

	Period from January 1, 2016 through October 31, 2016 (pre-conversion)		Period from November 1, 2016 through December 31, 2016 (post-conversion)	Year Ended December 31, 2016 (2)
	Class A	Class B	Common	Total
Basic and diluted net income (loss) per share:
Numerator
Allocation of net income (loss) - continuing operations	$(151,284)	$(632)	$(14,293)	$(166,209)
Less: Allocation of net income (loss) attributable to noncontrolling interests	9,559	40	1,665	11,264
Allocation of net income (loss) attributable to common stockholders - continuing operations	$(160,843)	$(672)	$(15,958)	$(177,473)
Allocation of net income (loss) attributable to common stockholders - discontinued operations	(7,152)	(30)	(9,932)	(17,114)
Allocation of net income (loss) attributable to common stockholders	$(167,995)	$(702)	$(25,890)	$(194,587)
Denominator
Weighted-average common shares outstanding	574,755,214	2,399,976	574,884,987	576,354,258
Basic and diluted net income (loss) per share (1):
Continuing operations	$(0.28)	$(0.28)	$(0.03)	$(0.31)
Discontinued operations	(0.01)	(0.01)	(0.02)	(0.03)
Basic and diluted net income (loss) per share	$(0.29)	$(0.29)	$(0.05)	$(0.34)

(1)
The potentially dilutive impacts of a conversion of Class B to Class A shares, outstanding equity awards, warrants and convertible senior notes have been excluded from the calculation of dilutive net income (loss) per share for the year ended December 31, 2016 as their effect on net income (loss) per share from continuing operations was antidilutive.

(2)
The shares of Class A and Class B common stock had equal dividend rights and converted into shares of common stock on a one-for-one basis on October 31, 2016. This full year column reflects the weighted-average Class A and Class B common shares outstanding for the period from January 1, 2016 through the October 31, 2016 conversion date and the weighted average common shares outstanding for the period from November 1, 2016 through December 31, 2016 in the denominator of the basic and diluted loss per share calculations for the year ended December 31, 2016.

	Period from January 1, 2016 through October 31, 2016 (pre-conversion)		Period from November 1, 2016 through December 31, 2016 (post-conversion)	Year Ended December 31, 2016 (2)
	Class A	Class B	Common	Total
Basic and diluted net income (loss) per share:
Numerator
Allocation of net income (loss) - continuing operations	$(151,284)	$(632)	$(14,293)	$(166,209)
Less: Allocation of net income (loss) attributable to noncontrolling interests	9,559	40	1,665	11,264
Allocation of net income (loss) attributable to common stockholders - continuing operations	$(160,843)	$(672)	$(15,958)	$(177,473)
Allocation of net income (loss) attributable to common stockholders - discontinued operations	(7,152)	(30)	(9,932)	(17,114)
Allocation of net income (loss) attributable to common stockholders	$(167,995)	$(702)	$(25,890)	$(194,587)
Denominator
Weighted-average common shares outstanding	574,755,214	2,399,976	574,884,987	576,354,258
Basic and diluted net income (loss) per share (1):
Continuing operations	$(0.28)	$(0.28)	$(0.03)	$(0.31)
Discontinued operations	(0.01)	(0.01)	(0.02)	(0.03)
Basic and diluted net income (loss) per share	$(0.29)	$(0.29)	$(0.05)	$(0.34)

(1)
The potentially dilutive impacts of a conversion of Class B to Class A shares, outstanding equity awards, warrants and convertible senior notes have been excluded from the calculation of dilutive net income (loss) per share for the year ended December 31, 2016 as their effect on net income (loss) per share from continuing operations was antidilutive.

(2)
The shares of Class A and Class B common stock had equal dividend rights and converted into shares of common stock on a one-for-one basis on October 31, 2016. This full year column reflects the weighted-average Class A and Class B common shares outstanding for the period from January 1, 2016 through the October 31, 2016 conversion date and the weighted average common shares outstanding for the period from November 1, 2016 through December 31, 2016 in the denominator of the basic and diluted loss per share calculations for the year ended December 31, 2016.

The following table sets forth the computation of basic and diluted loss per share of Class A and Class B common stock for the years ended December 31, 2015 and 2014 (in thousands, except share amounts and per share amounts):

	Year Ended December 31,
	2015		2014
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator
Allocation of net income (loss) - continuing operations	$(72,977)	$(270)	$(10,687)	$(38)
Less: Allocation of net income (loss) attributable to noncontrolling interests	12,963	48	9,138	33
Allocation of net income (loss) attributable to common stockholders - continuing operations	$(85,940)	$(318)	$(19,825)	$(71)
Allocation of net income (loss) attributable to common stockholders - discontinued operations	106,531	395	(53,004)	(190)
Allocation of net income (loss) attributable to common stockholders	$20,591	$77	$(72,829)	$(261)
Denominator
Weighted-average common shares outstanding	647,706,249	2,399,976	672,432,417	2,399,976
Basic and diluted net income (loss) per share (1):
Continuing operations	$(0.13)	$(0.13)	$(0.03)	$(0.03)
Discontinued operations	0.16	0.16	(0.08)	(0.08)
Basic and diluted net income (loss) per share	$0.03	$0.03	$(0.11)	$(0.11)

(1)
The potentially dilutive impacts of a conversion of Class B to Class A shares and outstanding equity awards have been excluded from the calculation of dilutive net income (loss) per share for the years ended December 31, 2015 and 2014 as their effect on net income (loss) per share from continuing operations was antidilutive.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following weighted-average outstanding equity awards are not included in the diluted net income (loss) per share calculations above because they would have had an antidilutive effect on the net income (loss) per share from continuing operations:

	Year Ended December 31,
	2016	2015	2014
Stock options	1,204,512	1,884,958	2,775,771
Restricted stock units	33,480,458	41,079,648	42,341,320
Performance share units	125,934	—	—
Restricted stock	1,335,613	1,346,447	52,854
ESPP shares	1,184,330	916,837	507,916
Convertible senior notes	34,213,474	—	—
Warrants	29,761,907	—	—
Total	101,306,228	45,227,890	45,677,861